Investments, Debt and Derivatives (Details) ₽ in Millions, $ in Millions			3 Months Ended		9 Months Ended
	Sep. 17, 2025 USD ($)	Aug. 13, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 RUB (₽) shares	Dec. 31, 2024 USD ($) shares
Investments, Debt and Derivatives [Line Items]
Other financial assets			$ 170		$ 170			$ 8
Ordinary shares (in Shares) | shares			230,863,524		230,863,524		230,863,524	206,942,440
Other comprehensive income			$ 9	$ (8)	$ 24	$ (64)
Other investments at amortized cost								$ 30
Percentage of average bonds			1.59%	2.79%	1.59%	2.79%	1.59%
Issuance of warrants (in Shares) | shares			7,666,629		7,666,629		7,666,629
Share of warrant (in Shares) | shares			1		1		1
Exercise price of warrant (in Shares) | shares			11.5		11.5		11.5
Exercise of warrant (in Shares) | shares			1		1		1
Warrants outstanding (in Shares) | shares			7,666,628		7,666,628		7,666,628
Put option liability			$ 2		$ 2			$ 9
Principal amounts	$ 122
Percentage of lease liabilities					70.00%
Contingent consideration					$ 4
Financial liability			12		12
Financial interest free loan			5		$ 5
Maturity date		August 12, 2026			May 30, 2027
Percentage of interest		10.00%
Repayment debt	124				$ 123
Interest	$ 2
Accrued interest			56		56
VEON Amsterdam B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Receivable amount			32		32
Principal amounts		$ 178
Helsi [Member]
Investments, Debt and Derivatives [Line Items]
Put option liability			1	$ 9	1	9
Uklon LLC [Member]
Investments, Debt and Derivatives [Line Items]
Put option liability			1		1
VEON Ltd. [Member]
Investments, Debt and Derivatives [Line Items]
Other financial assets			22		$ 22
Ordinary shares (in Shares) | shares								5,024,175
Purchase of ordinary share (in Shares) | shares					12,346,225
Other comprehensive income					$ 2
Indemnity receivable from VEON Amsterdam B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Receivable amount			39		39
Security deposits and cash collateral [Member]
Investments, Debt and Derivatives [Line Items]
Investment and derivatives			$ 102	$ 64	$ 102	$ 64
U.S. Dollar denominated New Notes [Member]
Investments, Debt and Derivatives [Line Items]
Percentage of reporting currency			4.00%		4.00%		4.00%
At amortized cost value			$ 472		$ 472
Russian Ruble denominated New Notes [Member]
Investments, Debt and Derivatives [Line Items]
Percentage of reporting currency			6.30%		6.30%		6.30%
At amortized cost value			$ 100		$ 100		₽ 7,840
April 2025 Old Notes [Member]
Investments, Debt and Derivatives [Line Items]
Principal amounts			23		23
June 2025 Old Notes [Member]
Investments, Debt and Derivatives [Line Items]
Principal amounts			$ 14		$ 14		₽ 1,180